Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ 35,075	$ (4,357)	$ (4,357)	$ (91)	$ 0
Realized and mark-to-market gains (losses):
Included in cost of sales		134,000	7,000	(82,645)	(9,944)	0
Purchases and settlements:
Purchases		(3,000)	1,000	120,755	5,678	(91)
Settlements		5,000	2,000	1,432	0	0
Transfers out of Level 3	[1]			(110)	0	0
Balance, end of period		173,000	6,000	35,075	(4,357)	(91)
Change in unrealized gains (losses) relating to instruments still held at end of period		134,000	$ 7,000	$ (82,645)	$ (9,944)	$ 0
Purchases and settlements:
Transfers into Level 3, net (1)		$ 2,000

[1]	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.